Cover	Nov. 29, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 29, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	000-56066
Entity Registrant Name	NEXGEL, INC.
Entity Central Index Key	0001468929
Entity Tax Identification Number	26-4042544
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2150 Cabot Boulevard West
Entity Address, Address Line Two	Suite B
Entity Address, City or Town	Langhorne
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19067
City Area Code	215
Local Phone Number	702-8550
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false